Basis of Presentation	12 Months Ended
Mar. 31, 2019
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation
2.	Basis of presentation

(a) Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board ("IASB").

These consolidated financial statements were approved by the Board of Directors and authorized for issuance by the Board of Directors on June 21, 2019.

All figures are presented in thousands of Canadian dollars unless otherwise noted.

(b) Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis except for biological assets and certain financial assets and liabilities which are measured at fair value.

(i) Consolidation

These consolidated financial statements are comprised of the financial results of the Company and its subsidiaries, which are the entities over which Canopy Growth has control. An investor controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and can affect those returns through its power over the investee. Non-controlling interests in the equity of Canopy Growth’s subsidiaries are shown separately in equity in the consolidated statements of financial position. Information on the Company’s subsidiaries with non-controlling interests is included in Note 20.

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The Company measures goodwill as the fair value of the consideration transferred, including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount of the identifiable assets and liabilities assumed, all measured as of the acquisition date. Any excess of the fair value of the net assets acquired over the assumed consideration paid is recognized as a gain in the consolidated statements of operations. The Company elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.

Transaction costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Refer to Note 27 for additional information on the Company’s acquisitions.

(ii) Investments accounted for using the equity method

Investments accounted for using the equity method include investments in associates, which are entities over which the Company exercises significant influence, and joint arrangements representing joint ventures. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The Company accounts for its investments in associates and joint ventures using the equity method of accounting. Under the equity method, investments in associates and joint ventures are initially recognized in the consolidated statements of financial position at cost, and subsequently adjusted for the Company’s share of the net income (loss), comprehensive income (loss) and distributions of the investee. The carrying value is assessed for impairment at each statement of financial position date.

Refer to Note 11 for additional information on the Company’s investments accounted for using the equity method.